Revenue from collaboration agreements - Summary of Deferred revenue related to the collaboration agreements (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Current	€ 46,600	€ 59,465	[1]
Non-current	85,475	101,909	[1]
Total	€ 132,075	€ 161,374

[1]	See Note 2 for details regarding the change in presentation of Other financial assets